CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flow from operating activities:
Net income	$ 118,323,000	$ 14,699,000	$ 33,042,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Net gain on mortgage loans held for sale at fair value	(118,685,000)	(13,029,000)	(2,318,000)
Amortization, impairment and change in fair value of mortgage servicing rights	12,252,000	9,438,000	227,000
Carried interest income	(10,473,000)	(12,596,000)	(24,654,000)
Accrual of stock-based compensation	20,308,000	1,116,000	1,292,000
Amortization of debt issuance costs and commitment fees relating to financing facilities	1,866,000	1,028,000	675,000
Depreciation and amortization	520,000	251,000	365,000
Purchase from affiliate of mortgage loans held for sale	(8,864,264,000)	(575,649,000)
Originations of mortgage loans held for sale	(539,160,000)	(149,393,000)	(69,331,000)
Sale and principal payments of mortgage loans held for sale	9,056,986,000	649,625,000	56,257,000
Increase in servicing advances	(30,855,000)	(40,754,000)	(19,968,000)
Increase in other assets	(5,998,000)	(1,423,000)	(1,603,000)
Increase in accounts payable and accrued expenses	22,704,000	8,596,000	1,661,000
Decrease in other liabilities		(350,000)
Decrease in other receivables		350,000
Net cash provided (used in) by operating activities	(308,057,000)	(74,718,000)	(12,647,000)
Cash flow from investing activities:
Net (increase) decrease in short-term investment	(37,123,000)	(6,727,000)	5,630,000
Purchase of furniture, fixtures, equipment and building improvements	(3,370,000)	(1,888,000)	(686,000)
Acquisition of capitalized software	(503,000)	(112,000)	(146,000)
Increase in margin deposits and restricted cash	(4,539,000)	(2,310,000)
Purchase of mortgage servicing rights		(1,352,000)	(11,974,000)
Net cash used in investing activities	(45,535,000)	(12,389,000)	(7,176,000)
Cash flow from financing activities:
Sale of loans under agreements to repurchase at fair value		120,897,000	16,074,000
Repurchase of loans sold under agreements to repurchase at fair value		(134,186,000)
Sale of loans under agreements to repurchase	8,528,184,000	535,845,000
Repurchase of loans sold under agreements to repurchase	(8,212,350,000)	(458,145,000)
Increase in notes payable	34,411,000	15,103,000
Collection of subscriptions receivable	15,058,000	18,908,000	8,967,000
Capital redemptions	(6,000)	(131,000)	(204,000)
Distributions	(15,847,000)	(646,000)	(2,027,000)
Net cash (used in) provided by financing activities	349,450,000	97,645,000	22,810,000
Net increase in cash	(4,142,000)	10,538,000	2,987,000
Cash at beginning of period	16,465,000	5,927,000	2,940,000
Cash at end of period	12,323,000	16,465,000	5,927,000
Investment Funds
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Accrual of servicing rebate to (from) affiliates	885,000	2,772,000	(1,162,000)
Carried interest income	(10,473,000)	(12,596,000)	(24,654,000)
Decrease (increase) in receivable from affiliates	3,797,000	(1,644,000)	(587,000)
Increase in payable to affiliates	7,173,000	16,359,000	10,745,000
PennyMac Mortgage Investment Trust
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value of investment	(650,000)	114,000	(73,000)
Depreciation and amortization	590,000	324,000	115,000
Decrease (increase) in receivable from affiliates	(3,970,000)	(5,675,000)	2,785,000
Increase in payable to affiliates	$ 21,184,000	$ 21,447,000